Health Care Costs Payable (Tables)	12 Months Ended
Dec. 31, 2012
Health Care Costs Payable [Abstract]
Components Of Change In Health Care Costs Payable [Table Text Block]
The following table shows the components of the change in health care costs payable during 2012, 2011 and 2010:

(Millions)	2012	2011	2010
Health care costs payable, beginning of the period	$2,675.5	$2,630.9	$2,895.3
Less: Reinsurance recoverables	3.3	1.7	1.9
Health care costs payable, beginning of the period, net	2,672.2	2,629.2	2,893.4
Acquisition of businesses	—	89.4	—
Add: Components of incurred health care costs
Current year	23,875.6	22,047.9	23,045.6
Prior years	(146.7)	(394.4)	(326.0)
Total incurred health care costs	23,728.9	21,653.5	22,719.6
Less: Claims paid
Current year	21,067.7	19,642.9	20,588.5
Prior years	2,344.7	2,057.0	2,395.3
Total claims paid	23,412.4	21,699.9	22,983.8
Health care costs payable, end of period, net	2,988.7	2,672.2	2,629.2
Add: Reinsurance recoverables	3.8	3.3	1.7
Health care costs payable, end of the period	$2,992.5	$2,675.5	$2,630.9